Financial Instruments and Risk Management - Schedule of Net Debt (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and debentures	R$ 19,466	R$ 12,280	R$ 9,831	R$ 10,580
(-) Cash and cash equivalents	(1,902)	(1,898)
(-) Marketable securities	R$ (760)	R$ (493)